Intangible assets and goodwill - Summary (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 25, 2020	Dec. 31, 2016
Intangible assets and goodwill
Beginning balance	₽ 13,955,496
Goodwill	9,935,360	₽ 10,630,361
Ending balance	12,508,774	13,955,496
HeadHunter
Intangible assets and goodwill
Percentage of voting interest acquired						100.00%
Zarplata
Intangible assets and goodwill
Percentage of voting interest acquired				100.00%	100.00%
Skillaz
Intangible assets and goodwill
Percentage of voting interest acquired			65.02%
Goodwill
Intangible assets and goodwill
Beginning balance	10,630,361
Ending balance	9,935,360	10,630,361
CV database
Intangible assets and goodwill
Beginning balance	335,461
Ending balance	232,297	335,461
Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	1,352,008
Ending balance	1,075,120	1,352,008
Trademarks and domains
Intangible assets and goodwill
Beginning balance	977,002
Ending balance	786,223	977,002
Website software
Intangible assets and goodwill
Beginning balance	602,315
Ending balance	415,739	602,315
Patents and copyrights
Intangible assets and goodwill
Beginning balance	2,112
Ending balance	3,570	2,112
Other software, licenses and other
Intangible assets and goodwill
Beginning balance	56,237
Ending balance	60,465	56,237
Cost
Intangible assets and goodwill
Beginning balance	16,778,993	15,390,454
Acquisition through business combinations (Note 8)		1,361,905
Additions arising from internal development	404	17,998
Other additions	100,020	99,597
Disposals	(168,438)	(87,691)
Foreign currency translation difference	(40,503)	(3,270)
Ending balance	16,670,476	16,778,993
Cost | Goodwill
Intangible assets and goodwill
Beginning balance	10,630,361	9,881,100
Acquisition through business combinations (Note 8)		752,485
Foreign currency translation difference	(37,969)	(3,224)
Ending balance	10,592,392	10,630,361
Cost | CV database
Intangible assets and goodwill
Beginning balance	737,913	737,913
Ending balance	737,913	737,913
Cost | Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	2,611,805	2,572,532
Acquisition through business combinations (Note 8)		39,273
Ending balance	2,611,805	2,611,805
Cost | Trademarks and domains
Intangible assets and goodwill
Beginning balance	1,902,795	1,902,437
Acquisition through business combinations (Note 8)		212
Other additions		33
Foreign currency translation difference	(719)	113
Ending balance	1,902,076	1,902,795
Cost | Website software
Intangible assets and goodwill
Beginning balance	774,911	212,508
Acquisition through business combinations (Note 8)		566,384
Additions arising from internal development	404	17,998
Other additions	1,723	5,212
Disposals	(96,821)	(27,063)
Foreign currency translation difference	(1,533)	(128)
Ending balance	678,684	774,911
Cost | Patents and copyrights
Intangible assets and goodwill
Beginning balance	7,399	6,473
Other additions	4,213	3,667
Disposals	(754)	(2,741)
Ending balance	10,858	7,399
Cost | Other software, licenses and other
Intangible assets and goodwill
Beginning balance	113,809	77,491
Acquisition through business combinations (Note 8)		3,551
Other additions	94,084	90,685
Disposals	(70,863)	(57,887)
Foreign currency translation difference	(282)	(31)
Ending balance	136,748	113,809
Amortization and impairment losses
Intangible assets and goodwill
Beginning balance	(2,823,497)	(2,123,089)
Amortization for the year	849,968	788,092
Impairment losses	657,032
Disposals	168,438	87,676
Foreign currency translation difference	357	8
Ending balance	(4,161,702)	(2,823,497)
Amortization and impairment losses | Goodwill
Intangible assets and goodwill
Impairment losses	657,032
Ending balance	(657,032)
Amortization and impairment losses | CV database
Intangible assets and goodwill
Beginning balance	(402,452)	(299,287)
Amortization for the year	103,164	103,165
Ending balance	(505,616)	(402,452)
Amortization and impairment losses | Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	(1,259,797)	(987,817)
Amortization for the year	276,888	271,980
Ending balance	(1,536,685)	(1,259,797)
Amortization and impairment losses | Trademarks and domains
Intangible assets and goodwill
Beginning balance	(925,793)	(735,559)
Amortization for the year	190,157	190,220
Foreign currency translation difference	97	(14)
Ending balance	(1,115,853)	(925,793)
Amortization and impairment losses | Website software
Intangible assets and goodwill
Beginning balance	(172,596)	(46,992)
Amortization for the year	186,973	152,668
Disposals	96,821	27,063
Foreign currency translation difference	(197)	1
Ending balance	(262,945)	(172,596)
Amortization and impairment losses | Patents and copyrights
Intangible assets and goodwill
Beginning balance	(5,287)	(5,913)
Amortization for the year	2,755	2,100
Disposals	754	2,726
Ending balance	(7,288)	(5,287)
Amortization and impairment losses | Other software, licenses and other
Intangible assets and goodwill
Beginning balance	(57,572)	(47,521)
Amortization for the year	90,031	67,959
Disposals	70,863	57,887
Foreign currency translation difference	457	21
Ending balance	₽ (76,283)	₽ (57,572)